Outstanding Shares of Common Stock Excluded from Computation of Diluted Net Loss per Share (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from computation of diluted net loss per share		24,026,797	24,026,797	24,026,797	17,103,729
Common stock subject to repurchase
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from computation of diluted net loss per share	875				13,662
Stock options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from computation of diluted net loss per share	3,787,915	1,540,613	1,653,298	962,225	290,166
Preferred stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from computation of diluted net loss per share		81,075	81,075	81,075	81,075
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from computation of diluted net loss per share	82,575	1,500	1,500	1,500	1,500